Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2016
Registrant Name	SCHRODER SERIES TRUST
Central Index Key	0000908802
Amendment Flag	false
Document Creation Date	Mar. 01, 2017
Document Effective Date	Mar. 01, 2017
Prospectus Date	Mar. 01, 2017
Schroder Short Duration Bond Fund | Investor Shares
Prospectus:
Trading Symbol	SDBNX
Schroder Short Duration Bond Fund | R6 Shares
Prospectus:
Trading Symbol	SDBRX